Cash and cash equivalents (Details) - USD ($) $ in Thousands	Dec. 31, 2025	Dec. 31, 2024
Notes and other explanatory information [abstract]
Cash and banks	$ 383,994	$ 424,258
Term deposits	131,877	196,279
Total cash and cash equivalents	$ 515,871	$ 620,537